NON-CONTROLLING INTERESTS - Summary information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Revenues	$ 3,087	$ 3,226	$ 2,979
Net income (loss)	(2,819)	212	578
Total comprehensive income (loss)	(690)	1,659	3,605
Net income attributable to non-controlling interests	903	873	274
Property, plant and equipment, at fair value	36,097	32,647	30,421
Total assets	39,473	35,757
Total borrowings	12,822	11,958
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Net income (loss)	(92)	36	502
Net income attributable to non-controlling interests	(92)	36	502
Carrying value of non-controlling interests	10,290	10,258
Total
Disclosure of subsidiaries [line items]
Revenues	2,635	2,663	2,405
Net income (loss)	(87)	165	636
Total comprehensive income (loss)	2,017	1,505	3,312
Net income attributable to non-controlling interests	(92)	36	502
Property, plant and equipment, at fair value	29,466	26,339
Total assets	31,849	28,742
Total borrowings	11,551	10,781
Total liabilities	16,632	14,970
Carrying value of non-controlling interests	10,290	10,258
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Revenues	137	155	157
Net income (loss)	(15)	2	2
Total comprehensive income (loss)	109	61	95
Net income attributable to non-controlling interests	(13)	0	$ 1
Property, plant and equipment, at fair value	1,785	1,713
Total assets	1,833	1,754
Total borrowings	483	509
Total liabilities	550	569
Carrying value of non-controlling interests	1,002	922
Brookfield Americas Infrastructure Fund | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
Brookfield Americas Infrastructure Fund | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			80.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Revenues	261	331	$ 322
Net income (loss)	(29)	2	21
Total comprehensive income (loss)	329	282	445
Net income attributable to non-controlling interests	(17)	0	$ 12
Property, plant and equipment, at fair value	4,837	4,619
Total assets	4,968	4,746
Total borrowings	1,356	1,399
Total liabilities	1,509	1,565
Carrying value of non-controlling interests	1,902	1,756
Brookfield Infrastructure Fund II | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			43.00%
Brookfield Infrastructure Fund II | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			60.00%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Revenues	41	46	$ 58
Net income (loss)	(11)	(1)	12
Total comprehensive income (loss)	287	155	416
Net income attributable to non-controlling interests	(8)	1	$ 8
Property, plant and equipment, at fair value	1,745	1,468
Total assets	1,754	1,478
Total borrowings	346	346
Total liabilities	350	352
Carrying value of non-controlling interests	1,003	806
Brookfield Infrastructure Fund III | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			71.00%
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Revenues	5	0	$ 0
Net income (loss)	1	0	0
Total comprehensive income (loss)	4	0	0
Net income attributable to non-controlling interests	1	0	$ 0
Property, plant and equipment, at fair value	172	0
Total assets	212	0
Total borrowings	64	0
Total liabilities	113	0
Carrying value of non-controlling interests	$ 74	0
Brookfield Infrastructure Fund IV | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
Isagen
Disclosure of subsidiaries [line items]
Interests held by third parties	75.90%
Revenues	$ 874	971	$ 896
Net income (loss)	258	293	331
Total comprehensive income (loss)	877	1,007	1,290
Net income attributable to non-controlling interests	195	220	$ 251
Property, plant and equipment, at fair value	8,150	7,352
Total assets	9,130	8,403
Total borrowings	1,822	1,865
Total liabilities	4,131	3,928
Carrying value of non-controlling interests	$ 3,794	3,395
Isagen | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			76.00%
Isagen | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties	23.00%
The Catalyst Group
Disclosure of subsidiaries [line items]
Revenues	$ 141	145	$ 142
Net income (loss)	65	67	56
Total comprehensive income (loss)	173	(99)	(16)
Net income attributable to non-controlling interests	16	17	$ 14
Property, plant and equipment, at fair value	1,037	696
Total assets	1,045	794
Total borrowings	549	325
Total liabilities	557	342
Carrying value of non-controlling interests	$ 97	89
The Catalyst Group | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			25.00%
TerraForm Power
Disclosure of subsidiaries [line items]
Interests held by third parties	32.80%
TerraForm Power | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties	65.60%
Other
Disclosure of subsidiaries [line items]
Revenues	$ 15	24	$ 15
Net income (loss)	4	7	(1)
Total comprehensive income (loss)	0	9	19
Net income attributable to non-controlling interests	2	3	$ 1
Property, plant and equipment, at fair value	134	141
Total assets	140	147
Total borrowings	41	40
Total liabilities	57	59
Carrying value of non-controlling interests	23	25
Other | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			21.00%
Other | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			30.00%
TerraForm Power
Disclosure of subsidiaries [line items]
Revenues	1,161	991	$ 815
Net income (loss)	(360)	(205)	215
Total comprehensive income (loss)	238	90	1,063
Net income attributable to non-controlling interests	(268)	(205)	$ 215
Property, plant and equipment, at fair value	11,606	10,350
Total assets	12,767	11,420
Total borrowings	6,890	6,297
Total liabilities	9,365	8,155
Carrying value of non-controlling interests	$ 2,395	$ 3,265
TerraForm Power | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			66.00%